As filed with the Securities and Exchange Commission on December 8, 2020

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 131	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 132	☒

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 548-4539

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 23, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 131 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely to designate December  23, 2020 as the new effective date for the Registration Statement of AMG GW&K International Small Cap Fund (formerly AMG Managers Cadence Emerging Companies Fund), as series of AMG Funds III, filed in Post-Effective Amendment No. 129 on October 9, 2020 pursuant to Rule 485(a) under the 1933 Act. This Post-Effective Amendment No. 131 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 129.

AMG FUNDS III

AMG GW&K INTERNATIONAL SMALL CAP FUND

(formerly AMG Managers Cadence Emerging Companies Fund)

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A of AMG Funds III (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 130 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on October 9, 2020 (“Amendment No. 129/130”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 129/130 to the Trust’s Registration Statement on Form N-1A filed with the SEC on October 9, 2020.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 129/130 to the Trust’s Registration Statement on Form N-1A filed with the SEC on October 9, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds III certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 8th day of December, 2020.

AMG FUNDS III

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	December 8, 2020
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	December 8, 2020
Christine C. Carsman

/s/ Edward J. Kaier*	Trustee	December 8, 2020
Edward J. Kaier

/s/ Kurt A. Keilhacker*	Trustee	December 8, 2020
Kurt A. Keilhacker

/s/ Steven J. Paggioli*	Trustee	December 8, 2020
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	December 8, 2020
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	December 8, 2020
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	December 8, 2020
Victoria L. Sassine

/s/ Thomas R. Schneeweis*	Trustee	December 8, 2020
Thomas R. Schneeweis

/s/ Keitha L. Kinne Keitha L. Kinne	President and Principal Executive Officer (Principal Executive Officer)	December 8, 2020

/s/ Thomas Disbrow Thomas Disbrow	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	December 8, 2020

*By:	/s/ Thomas Disbrow

Thomas Disbrow

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 002-84012 and 811-03752 (filed April 30, 2018).
Date: December 8, 2020